Other non financial liability, non-current	12 Months Ended
Mar. 31, 2019
Other non financial liability, non-current
Other non financial liability, non-current	37 Other non financial liability, non-current

	March 31,
	2018	2019
Lease rent equalization	5,815	2,303
Total	5,815	2,303